Investment Portfolio	as of May 31, 2020 (Unaudited)

DWS CROCI® International Fund

	Shares	Value ($)
Common Stocks 96.2%
Australia 7.6%
Aristocrat Leisure Ltd.	128,599	2,214,923
Australia & New Zealand Banking Group Ltd.	564,681	6,722,855
BHP Group Ltd.	894,841	20,647,705
Commonwealth Bank of Australia	63,320	2,688,844
National Australia Bank Ltd.	112,150	1,333,579
Orica Ltd.	170,152	1,948,456
(Cost $41,082,956)		35,556,362
Belgium 3.2%
UCB SA (Cost $12,673,608)	149,163	14,952,578
Finland 0.7%
Nokia Oyj (Cost $2,893,946)	830,027	3,293,840
France 13.7%
Arkema SA	36,239	3,163,636
Atos SE*	73,653	5,593,033
BNP Paribas SA*	77,523	2,780,435
Capgemini SE	35,192	3,637,187
Credit Agricole SA*	457,298	4,014,530
Engie SA*	559,759	6,640,974
Kering SA	9,828	5,135,483
Sanofi	217,795	21,248,992
Television Francaise 1*	683,837	3,860,441
TOTAL SA	212,410	7,987,601
(Cost $75,990,043)		64,062,312
Germany 6.3%
adidas AG*	12,381	3,266,069
Bayer AG (Registered)	44,758	3,029,753
Beiersdorf AG	140,028	14,672,668
Brenntag AG	101,855	5,382,291
Fresenius SE & Co. KGaA	66,176	3,199,641
(Cost $30,278,748)		29,550,422
Ireland 1.3%
CRH PLC	63,564	2,065,728
DCC PLC	27,236	2,272,949
James Hardie Industries PLC (CDI)	91,732	1,583,018
(Cost $5,139,160)		5,921,695
Japan 31.6%
Bridgestone Corp.	532,631	17,662,227
Central Japan Railway Co.	111,204	19,012,589
Nintendo Co., Ltd.	17,700	7,153,917
Ono Pharmaceutical Co., Ltd.	251,300	7,173,993
Sekisui House Ltd.	669,647	12,750,152
Shin-Etsu Chemical Co., Ltd.	39,023	4,578,336
Shionogi & Co., Ltd.	136,500	8,054,944
Sony Corp.	43,004	2,761,403
Subaru Corp.	136,584	3,014,963
Sumitomo Electric Industries Ltd.	782,936	9,116,105
Sumitomo Mitsui Financial Group, Inc.	782,626	22,609,151
Tokyo Electron Ltd.	30,823	6,198,180
Toyota Industries Corp.	298,442	15,244,125
Toyota Motor Corp.	169,574	10,624,189
Z Holdings Corp.	340,900	1,393,261
(Cost $161,008,760)		147,347,535
Netherlands 5.2%
Koninklijke Ahold Delhaize NV	369,764	9,361,047
Koninklijke KPN NV	2,713,787	6,662,322
Randstad NV	198,107	8,368,496
(Cost $27,738,877)		24,391,865
Singapore 2.1%
Venture Corp., Ltd. (Cost $10,320,296)	890,401	9,703,745
Spain 1.8%
Banco Bilbao Vizcaya Argentaria SA (Cost $15,148,877)	2,701,875	8,410,010
Sweden 2.5%
Alfa Laval AB*	79,024	1,603,599
Telefonaktiebolaget LM Ericsson "B"	857,938	7,853,628
Volvo AB "B"	155,939	2,216,122
(Cost $11,126,499)		11,673,349
Switzerland 8.6%
Adecco Group AG (Registered)	211,172	10,073,502
LafargeHolcim Ltd. (Registered)*	224,323	9,267,417
Roche Holding AG (Genusschein)	60,208	20,813,997
(Cost $44,917,520)		40,154,916
United Kingdom 11.6%
BAE Systems PLC	558,647	3,451,255
British American Tobacco PLC	224,186	8,880,984
Bunzl PLC	64,310	1,504,588
GlaxoSmithKline PLC	458,153	9,516,462
HSBC Holdings PLC	451,112	2,067,981
Imperial Brands PLC	168,940	3,080,774
Mondi PLC	91,005	1,708,039
Pearson PLC	188,595	1,083,066
Persimmon PLC	353,096	10,002,211
Rio Tinto PLC	126,215	6,750,600
Smiths Group PLC	74,965	1,231,593
Taylor Wimpey PLC	2,695,012	4,818,925
(Cost $58,205,898)		54,096,478
Total Common Stocks (Cost $496,525,188)		449,115,107
Preferred Stocks 2.7%
Germany
Henkel AG & Co. KGaA (Cost $17,179,638)	141,509	12,640,843
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.12% (a) (Cost $3,136,021)	3,136,021	3,136,021
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $516,840,847)	99.6	464,891,971
Other Assets and Liabilities, Net	0.4	1,974,395
Net Assets	100.0	466,866,366

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended May 31, 2020 are as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 5/31/2020	Value ($) at 5/31/2020
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.07% (a) (b)
—	— (c)	—	—	—	24,456	—	—	—
Cash Equivalents 0.7%
DWS Central Cash Management Government Fund, 0.12% (a)
1,845,787	81,292,903	80,002,669	—	—	31,558	—	3,136,021	3,136,021
1,845,787	81,292,903	80,002,669	—	—	56,014	—	3,136,021	3,136,021

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2020.
CDI: Chess Depositary Interest

At May 31, 2020 the DWS CROCI® International Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Cash Equivalents
Consumer Discretionary	96,610,775	21%
Health Care	87,990,360	19%
Industrials	55,116,984	12%
Materials	51,712,935	11%
Financials	50,627,385	11%
Consumer Staples	48,636,316	11%
Information Technology	36,279,613	8%
Communication Services	20,153,007	4%
Energy	7,987,601	2%
Utilities	6,640,974	1%
Total	461,755,950	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$35,556,362	$—	$35,556,362
Belgium	—	14,952,578	—	14,952,578
Finland	—	3,293,840	—	3,293,840
France	—	64,062,312	—	64,062,312
Germany	—	29,550,422	—	29,550,422
Ireland	—	5,921,695	—	5,921,695
Japan	—	147,347,535	—	147,347,535
Netherlands	—	24,391,865	—	24,391,865
Singapore	—	9,703,745	—	9,703,745
Spain	—	8,410,010	—	8,410,010
Sweden	—	11,673,349	—	11,673,349
Switzerland	—	40,154,916	—	40,154,916
United Kingdom	—	54,096,478	—	54,096,478
Preferred Stocks	—	12,640,843	—	12,640,843
Short-Term Investments	3,136,021	—	—	3,136,021
Total	$3,136,021	$461,755,950	$—	$464,891,971